Cover	Nov. 18, 2024
Cover [Abstract]
Entity Registrant Name	LAMPERD LESS LETHAL INC.
Entity Central Index Key	0001169394
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 18, 2024
Entity File Number	333-84976
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0358040
Entity Address Address Line 1	1200 Michener Road
Entity Address City Or Town	Sarnia
Entity Address State Or Province	ON
Entity Address Postal Zip Code	N7S 4B1
City Area Code	519
Local Phone Number	344-4445
Entity Address Country	CA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false